JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%
Air Freight & Logistics — 1.0%
Hub Group, Inc., Class A *	150	12,577
Radiant Logistics, Inc. *	95	626
		13,203
Automobile Components — 0.5%
Adient plc *	113	4,616
American Axle & Manufacturing Holdings, Inc. *	44	343
Dana, Inc.	113	1,701
		6,660
Banks — 15.4%
Ameris Bancorp	185	6,767
Associated Banc-Corp.	72	1,304
Atlantic Union Bankshares Corp.	180	6,322
Axos Financial, Inc. *	113	4,179
Banc of California, Inc.	101	1,260
Bancorp, Inc. (The) *	51	1,410
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	183	4,938
Banner Corp.	85	4,605
Brookline Bancorp, Inc.	248	2,601
Business First Bancshares, Inc.	110	1,882
Byline Bancorp, Inc.	204	4,406
Cadence Bank	15	309
Capital City Bank Group, Inc.	83	2,440
Capstar Financial Holdings, Inc.	47	708
Cathay General Bancorp	32	1,093
Central Pacific Financial Corp.	78	1,396
Civista Bancshares, Inc.	19	314
Columbia Banking System, Inc.	94	2,013
Community Bank System, Inc.	38	1,995
Community Trust Bancorp, Inc.	24	929
ConnectOne Bancorp, Inc.	270	4,768
CVB Financial Corp.	289	4,816
Eastern Bankshares, Inc.	102	1,281
Enterprise Financial Services Corp.	132	5,898
Equity Bancshares, Inc., Class A	36	874
FB Financial Corp.	26	795
Financial Institutions, Inc.	35	672
First Bancorp	13	452
First BanCorp (Puerto Rico)	355	4,052
First Bancshares, Inc. (The)	22	557
First Citizens BancShares, Inc., Class A	4	3,911
First Commonwealth Financial Corp.	259	3,223
First Financial Corp.	73	2,729
First Foundation, Inc.	62	462
First Internet Bancorp	11	187
First Interstate BancSystem, Inc., Class A	85	2,551
First Merchants Corp.	110	3,640

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
First Western Financial, Inc. *	10	192
FNB Corp.	59	680
Glacier Bancorp, Inc.	39	1,626
Hancock Whitney Corp.	241	8,775
Heritage Commerce Corp.	200	1,664
Home BancShares, Inc.	140	3,036
HomeTrust Bancshares, Inc.	61	1,511
Independent Bank Corp.	30	1,989
Independent Bank Corp.	28	492
Kearny Financial Corp.	105	854
Mercantile Bank Corp.	9	290
Mid Penn Bancorp, Inc.	17	439
Midland States Bancorp, Inc.	48	1,026
MVB Financial Corp.	13	261
National Bank Holdings Corp., Class A	62	2,081
Northfield Bancorp, Inc.	54	642
OceanFirst Financial Corp.	703	12,984
OFG Bancorp (Puerto Rico)	413	10,308
Old National Bancorp	856	12,350
Old Second Bancorp, Inc.	335	4,716
Origin Bancorp, Inc.	8	249
Orrstown Financial Services, Inc.	21	422
Peapack-Gladstone Financial Corp.	133	3,949
Peoples Bancorp, Inc.	9	228
Pinnacle Financial Partners, Inc.	28	1,532
Preferred Bank	7	381
Premier Financial Corp.	24	495
QCR Holdings, Inc.	73	3,211
Republic Bancorp, Inc., Class A	15	625
Seacoast Banking Corp. of Florida	59	1,410
Sierra Bancorp	25	437
SmartFinancial, Inc.	41	942
South Plains Financial, Inc.	10	221
Southside Bancshares, Inc.	39	1,298
SouthState Corp.	159	11,365
Towne Bank	79	2,113
TriCo Bancshares	67	2,767
UMB Financial Corp.	26	1,512
United Community Banks, Inc.	56	1,575
Univest Financial Corp.	35	840
Veritex Holdings, Inc.	215	3,926
Washington Federal, Inc.	123	3,710
WesBanco, Inc.	29	886
Wintrust Financial Corp.	79	5,765
		207,514
Beverages — 0.3%
Primo Water Corp.	224	3,444

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — 6.3%
2seventy bio, Inc. *	398	4,060
Agios Pharmaceuticals, Inc. *	102	2,352
Allovir, Inc. *	367	1,447
Arcellx, Inc. * (a)	182	5,596
Arcus Biosciences, Inc. *	236	4,302
Avidity Biosciences, Inc. *	224	3,434
BioCryst Pharmaceuticals, Inc. *	180	1,503
Biohaven Ltd. *	6	79
Bluebird Bio, Inc. *	202	642
CTI BioPharma Corp. * (a)	338	1,421
Cytokinetics, Inc. *	74	2,603
Enanta Pharmaceuticals, Inc. *	14	574
EQRx, Inc. *	661	1,282
Fate Therapeutics, Inc. *	71	405
Iovance Biotherapeutics, Inc. *	98	599
iTeos Therapeutics, Inc. *	183	2,489
IVERIC bio, Inc. *	264	6,431
Kezar Life Sciences, Inc. *	487	1,525
Kymera Therapeutics, Inc. * (a)	223	6,597
Lexicon Pharmaceuticals, Inc. *	1,467	3,566
Lyell Immunopharma, Inc. * (a)	250	590
MoonLake Immunotherapeutics *	148	3,162
Nuvalent, Inc., Class A * (a)	239	6,231
Prothena Corp. plc (Ireland) *	85	4,115
REGENXBIO, Inc. *	163	3,090
Relay Therapeutics, Inc. *	279	4,587
SpringWorks Therapeutics, Inc. * (a)	149	3,841
Travere Therapeutics, Inc. *	234	5,256
Twist Bioscience Corp. * (a)	221	3,326
		85,105
Building Products — 0.8%
Gibraltar Industries, Inc. *	47	2,271
Resideo Technologies, Inc. *	102	1,862
UFP Industries, Inc.	86	6,882
		11,015
Capital Markets — 1.4%
AssetMark Financial Holdings, Inc. *	48	1,502
Avantax, Inc. *	176	4,639
BGC Partners, Inc., Class A	178	933
Donnelley Financial Solutions, Inc. *	49	1,982
Piper Sandler Cos.	16	2,162
Stifel Financial Corp.	12	689
StoneX Group, Inc. *	39	4,079
Victory Capital Holdings, Inc., Class A	39	1,146
Virtus Investment Partners, Inc.	11	2,178
		19,310

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — 1.3%
AdvanSix, Inc.	58	2,215
Avient Corp.	55	2,274
Ecovyst, Inc. *	58	642
HB Fuller Co.	31	2,089
Minerals Technologies, Inc.	35	2,136
Sensient Technologies Corp.	63	4,833
Tronox Holdings plc	264	3,798
		17,987
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	198	8,909
ACCO Brands Corp.	454	2,416
Ennis, Inc.	35	743
Heritage-Crystal Clean, Inc. *	87	3,110
MillerKnoll, Inc.	403	8,231
Steelcase, Inc., Class A	290	2,437
		25,846
Communications Equipment — 0.7%
Aviat Networks, Inc. *	36	1,222
Comtech Telecommunications Corp.	408	5,091
NETGEAR, Inc. *	144	2,672
		8,985
Construction & Engineering — 1.7%
Argan, Inc.	158	6,405
Comfort Systems USA, Inc.	28	4,024
MasTec, Inc. *	51	4,849
MYR Group, Inc. *	48	6,099
Primoris Services Corp.	88	2,162
		23,539
Construction Materials — 0.2%
Summit Materials, Inc., Class A *	92	2,611
Consumer Finance — 2.0%
Bread Financial Holdings, Inc.	22	672
Encore Capital Group, Inc. *	104	5,266
Enova International, Inc. *	165	7,318
FirstCash Holdings, Inc.	30	2,895
LendingClub Corp. *	110	793
Nelnet, Inc., Class A	17	1,510
PROG Holdings, Inc. *	355	8,441
		26,895
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The)	89	3,674
SpartanNash Co.	139	3,445

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Sprouts Farmers Market, Inc. *	127	4,471
United Natural Foods, Inc. *	35	923
		12,513
Containers & Packaging — 0.3%
Greif, Inc., Class A	39	2,474
Myers Industries, Inc.	18	383
O-I Glass, Inc. *	75	1,697
		4,554
Diversified Consumer Services — 1.0%
2U, Inc. *	631	4,328
Laureate Education, Inc., Class A	518	6,089
Stride, Inc. *	63	2,466
		12,883
Diversified REITs — 0.7%
Alexander & Baldwin, Inc.	51	959
American Assets Trust, Inc.	38	714
Armada Hoffler Properties, Inc.	82	962
Broadstone Net Lease, Inc.	174	2,960
CTO Realty Growth, Inc. (a)	22	387
Essential Properties Realty Trust, Inc.	122	3,033
		9,015
Diversified Telecommunication Services — 0.8%
EchoStar Corp., Class A *	246	4,497
Liberty Latin America Ltd., Class A (Puerto Rico) *	97	802
Liberty Latin America Ltd., Class C (Puerto Rico) *	580	4,792
		10,091
Electric Utilities — 1.2%
IDACORP, Inc.	48	5,244
MGE Energy, Inc.	36	2,802
Portland General Electric Co.	177	8,637
		16,683
Electrical Equipment — 0.9%
Encore Wire Corp.	39	7,313
NEXTracker, Inc., Class A * (a)	43	1,545
Powell Industries, Inc.	87	3,702
		12,560
Electronic Equipment, Instruments & Components — 2.5%
Belden, Inc.	49	4,237
Benchmark Electronics, Inc.	105	2,490
Knowles Corp. *	724	12,309
OSI Systems, Inc. *	88	9,047
ScanSource, Inc. *	165	5,019
		33,102

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — 1.1%
ChampionX Corp.	99	2,683
Helmerich & Payne, Inc.	87	3,127
Nabors Industries Ltd. *	3	372
NexTier Oilfield Solutions, Inc. *	203	1,611
Noble Corp. plc *	32	1,275
Oil States International, Inc. *	104	863
Patterson-UTI Energy, Inc.	89	1,038
Select Energy Services, Inc., Class A	384	2,671
Solaris Oilfield Infrastructure, Inc., Class A	75	643
		14,283
Entertainment — 0.1%
Lions Gate Entertainment Corp., Class A *	115	1,270
Financial Services — 3.7%
Essent Group Ltd.	270	10,804
Jackson Financial, Inc., Class A	123	4,609
Merchants Bancorp	189	4,933
Mr. Cooper Group, Inc. *	117	4,807
NMI Holdings, Inc., Class A *	197	4,396
PennyMac Financial Services, Inc.	34	1,995
Radian Group, Inc.	440	9,727
Repay Holdings Corp. *	407	2,674
StoneCo Ltd., Class A (Brazil) *	615	5,862
Waterstone Financial, Inc.	23	352
		50,159
Food Products — 0.3%
Darling Ingredients, Inc. *	64	3,718
Hostess Brands, Inc. *	6	165
TreeHouse Foods, Inc. *	8	386
		4,269
Gas Utilities — 2.0%
Chesapeake Utilities Corp.	28	3,636
New Jersey Resources Corp.	206	10,949
Northwest Natural Holding Co.	83	3,954
ONE Gas, Inc.	35	2,801
Southwest Gas Holdings, Inc.	5	309
Spire, Inc.	70	4,886
		26,535
Ground Transportation — 0.8%
ArcBest Corp.	86	7,984
Heartland Express, Inc.	128	2,029
Werner Enterprises, Inc.	23	1,034
		11,047
Health Care Equipment & Supplies — 1.4%
Alphatec Holdings, Inc. *	438	6,827

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Inari Medical, Inc. *	52	3,196
Orthofix Medical, Inc. *	98	1,636
RxSight, Inc. * (a)	263	4,397
Sight Sciences, Inc. *	259	2,266
Utah Medical Products, Inc.	11	1,057
		19,379
Health Care Providers & Services — 1.3%
AdaptHealth Corp. *	306	3,812
Community Health Systems, Inc. *	1,350	6,615
Fulgent Genetics, Inc. * (a)	84	2,618
NeoGenomics, Inc. *	270	4,695
		17,740
Health Care REITs — 1.6%
CareTrust REIT, Inc.	247	4,843
Community Healthcare Trust, Inc.	42	1,523
Global Medical REIT, Inc.	61	556
Healthcare Realty Trust, Inc.	174	3,356
Physicians Realty Trust	744	11,114
Sabra Health Care REIT, Inc.	38	435
		21,827
Health Care Technology — 1.4%
Computer Programs and Systems, Inc. *	139	4,179
Evolent Health, Inc., Class A *	181	5,883
Health Catalyst, Inc. *	381	4,445
Phreesia, Inc. *	87	2,820
Veradigm, Inc. *	115	1,495
		18,822
Hotel & Resort REITs — 1.8%
Apple Hospitality REIT, Inc.	459	7,124
DiamondRock Hospitality Co.	407	3,308
RLJ Lodging Trust	433	4,590
Ryman Hospitality Properties, Inc.	86	7,753
Xenia Hotels & Resorts, Inc.	128	1,676
		24,451
Hotels, Restaurants & Leisure — 1.7%
Bloomin' Brands, Inc.	128	3,274
Bluegreen Vacations Holding Corp.	132	3,624
Dine Brands Global, Inc.	61	4,149
Full House Resorts, Inc. *	265	1,915
Light & Wonder, Inc. *	27	1,599
Marriott Vacations Worldwide Corp. (a)	22	2,980
Papa John's International, Inc.	49	3,674
SeaWorld Entertainment, Inc. *	25	1,555
		22,770

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 2.5%
GoPro, Inc., Class A *	879	4,423
Lifetime Brands, Inc.	41	239
Meritage Homes Corp.	71	8,231
Taylor Morrison Home Corp. *	362	13,855
Tri Pointe Homes, Inc. *	297	7,532
		34,280
Household Products — 0.7%
Central Garden & Pet Co., Class A *	241	9,423
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc.	129	3,871
Clearway Energy, Inc., Class C	128	4,022
		7,893
Industrial REITs — 1.4%
First Industrial Realty Trust, Inc.	30	1,595
Plymouth Industrial REIT, Inc.	31	652
STAG Industrial, Inc.	411	13,894
Terreno Realty Corp.	49	3,161
		19,302
Insurance — 1.5%
American Equity Investment Life Holding Co.	102	3,709
AMERISAFE, Inc.	35	1,695
CNO Financial Group, Inc.	65	1,452
Employers Holdings, Inc.	112	4,675
James River Group Holdings Ltd.	70	1,436
RLI Corp.	32	4,293
Selective Insurance Group, Inc.	21	2,040
Skyward Specialty Insurance Group, Inc. *	32	698
Stewart Information Services Corp.	10	408
		20,406
Interactive Media & Services — 0.4%
Cars.com, Inc. *	65	1,247
QuinStreet, Inc. *	143	2,269
Yelp, Inc. *	47	1,459
		4,975
IT Services — 0.3%
Information Services Group, Inc.	826	4,203
Leisure Products — 0.4%
Topgolf Callaway Brands Corp. *	227	4,900
Life Sciences Tools & Services — 0.2%
Pacific Biosciences of California, Inc. *	273	3,166
Machinery — 1.6%
3D Systems Corp. *	368	3,942
AGCO Corp.	48	6,459

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Albany International Corp., Class A	9	799
EnPro Industries, Inc.	12	1,257
Luxfer Holdings plc (United Kingdom)	28	479
Mueller Industries, Inc.	69	5,062
Terex Corp.	62	2,988
		20,986
Marine — 0.4%
Matson, Inc.	73	4,320
Safe Bulkers, Inc. (Greece) (a)	206	760
		5,080
Media — 0.9%
AMC Networks, Inc., Class A *	125	2,194
Entravision Communications Corp., Class A	287	1,735
Gray Television, Inc.	354	3,083
John Wiley & Sons, Inc., Class A	62	2,411
Magnite, Inc. *	118	1,093
Thryv Holdings, Inc. *	91	2,111
		12,627
Metals & Mining — 1.7%
Arconic Corp. *	168	4,399
ATI, Inc. * (a)	32	1,258
Commercial Metals Co.	216	10,579
Constellium SE *	168	2,571
Olympic Steel, Inc.	14	698
Schnitzer Steel Industries, Inc., Class A	63	1,960
SunCoke Energy, Inc.	125	1,125
Warrior Met Coal, Inc.	19	684
		23,274
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Arbor Realty Trust, Inc. (a)	88	1,007
Ares Commercial Real Estate Corp. (a)	128	1,161
Blackstone Mortgage Trust, Inc., Class A (a)	236	4,204
Dynex Capital, Inc. (a)	301	3,654
Ellington Financial, Inc. (a)	68	831
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	41	1,183
KKR Real Estate Finance Trust, Inc.	118	1,347
Ladder Capital Corp.	560	5,290
Ready Capital Corp. (a)	83	839
TPG RE Finance Trust, Inc.	49	357
		19,873
Multi-Utilities — 0.6%
Avista Corp.	50	2,109
Black Hills Corp.	9	570

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
NorthWestern Corp.	37	2,167
Unitil Corp.	54	3,086
		7,932
Office REITs — 0.9%
Corporate Office Properties Trust	330	7,814
Equity Commonwealth	176	3,641
Piedmont Office Realty Trust, Inc., Class A	148	1,084
		12,539
Oil, Gas & Consumable Fuels — 3.5%
Antero Resources Corp. *	18	425
Arch Resources, Inc. (a)	25	3,237
Berry Corp.	31	241
Chord Energy Corp.	41	5,525
CNX Resources Corp. * (a)	68	1,092
CVR Energy, Inc.	67	2,197
Delek US Holdings, Inc.	16	377
Dorian LPG Ltd.	174	3,477
Green Plains, Inc. *	102	3,152
Murphy Oil Corp.	205	7,576
Ovintiv, Inc.	151	5,457
Par Pacific Holdings, Inc. *	34	999
PBF Energy, Inc., Class A	48	2,087
Peabody Energy Corp. *	139	3,545
Range Resources Corp.	52	1,365
REX American Resources Corp. *	20	572
SM Energy Co.	93	2,619
Talos Energy, Inc. *	46	685
W&T Offshore, Inc. *	34	173
World Fuel Services Corp.	108	2,750
		47,551
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	12	662
Passenger Airlines — 0.4%
Hawaiian Holdings, Inc. *	46	420
SkyWest, Inc. *	215	4,782
		5,202
Personal Care Products — 0.8%
Edgewell Personal Care Co.	106	4,495
Herbalife Nutrition Ltd. * (a)	406	6,539
		11,034
Pharmaceuticals — 0.4%
Intra-Cellular Therapies, Inc. *	55	2,946

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
NGM Biopharmaceuticals, Inc. *	197	805
Supernus Pharmaceuticals, Inc. *	55	2,005
		5,756
Professional Services — 2.0%
Heidrick & Struggles International, Inc.	69	2,108
Huron Consulting Group, Inc. *	63	5,032
IBEX Holdings Ltd. *	32	791
Insperity, Inc.	5	665
KBR, Inc.	142	7,802
Kelly Services, Inc., Class A	323	5,352
Korn Ferry	93	4,791
TrueBlue, Inc. *	23	411
		26,952
Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc. *	202	1,067
Forestar Group, Inc. *	261	4,070
Kennedy-Wilson Holdings, Inc.	25	409
		5,546
Residential REITs — 0.5%
Centerspace	13	729
Independence Realty Trust, Inc.	181	2,898
UMH Properties, Inc.	173	2,549
		6,176
Retail REITs — 2.8%
Acadia Realty Trust	63	876
Agree Realty Corp.	270	18,556
Getty Realty Corp.	30	1,078
Kite Realty Group Trust	326	6,812
Macerich Co. (The)	130	1,377
NETSTREIT Corp. (a)	111	2,020
Phillips Edison & Co., Inc.	55	1,809
Retail Opportunity Investments Corp.	51	705
SITE Centers Corp.	323	3,972
Urstadt Biddle Properties, Inc., Class A	30	534
		37,739
Semiconductors & Semiconductor Equipment — 1.2%
ACM Research, Inc., Class A *	377	4,409
Cohu, Inc. *	182	6,968
Veeco Instruments, Inc. *	215	4,547
		15,924
Software — 1.5%
eGain Corp. *	355	2,696
LiveRamp Holdings, Inc. *	367	8,051
Marathon Digital Holdings, Inc. * (a)	86	750

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
ON24, Inc. *	334	2,924
Riot Platforms, Inc. * (a)	352	3,522
SecureWorks Corp., Class A *	42	360
SolarWinds Corp. *	23	196
Upland Software, Inc. *	245	1,052
		19,551
Specialized REITs — 0.5%
PotlatchDeltic Corp. (a)	146	7,224
Specialty Retail — 3.4%
1-800-Flowers.com, Inc., Class A *	323	3,711
Abercrombie & Fitch Co., Class A *	27	753
Academy Sports & Outdoors, Inc.	244	15,936
Conn's, Inc. *	177	1,074
Genesco, Inc. *	22	815
MarineMax, Inc. *	157	4,504
ODP Corp. (The) *	104	4,676
Sally Beauty Holdings, Inc. *	234	3,653
Signet Jewelers Ltd. (a)	112	8,692
Sleep Number Corp. * (a)	25	752
Zumiez, Inc. *	69	1,269
		45,835
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology, Inc. *	117	3,755
Xerox Holdings Corp.	133	2,045
		5,800
Textiles, Apparel & Luxury Goods — 0.3%
G-III Apparel Group Ltd. *	169	2,626
Wolverine World Wide, Inc.	85	1,455
		4,081
Trading Companies & Distributors — 4.0%
Beacon Roofing Supply, Inc. *	190	11,177
BlueLinx Holdings, Inc. *	46	3,123
Boise Cascade Co.	58	3,694
GATX Corp.	13	1,424
GMS, Inc. *	106	6,103
MRC Global, Inc. *	384	3,735
NOW, Inc. *	683	7,618
Rush Enterprises, Inc., Class A	116	6,320
Titan Machinery, Inc. *	53	1,618
Veritiv Corp.	9	1,223
WESCO International, Inc.	53	8,212
		54,247
Water Utilities — 0.3%
American States Water Co.	44	3,947

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
Gogo, Inc. *	210	3,039
Total Common Stocks (Cost $1,269,121)		1,313,192
Short-Term Investments — 4.5%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $26,877)	26,874	26,882
Investment of Cash Collateral from Securities Loaned — 2.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	29,582	29,588
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	3,824	3,824
Total Investment of Cash Collateral from Securities Loaned (Cost $33,418)		33,412
Total Short-Term Investments (Cost $60,295)		60,294
Total Investments — 101.8% (Cost $1,329,416)		1,373,486
Liabilities in Excess of Other Assets — (1.8)%		(23,859)
NET ASSETS — 100.0%		1,349,627

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $33,403.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	370	06/16/2023	USD	33,541	124

Abbreviations
USD	United States Dollar

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,373,486	$—	$—	$1,373,486
Appreciation in Other Financial Instruments
Futures Contracts (a)	$124	$—	$—	$124

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$19,171	$301,936	$294,231	$5	$1	$26,882	26,874	$932	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	20,571	140,000	131,000	23	(6)	29,588	29,582	749	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	3,163	146,164	145,503	—	—	3,824	3,824	114	—
Total	$42,905	$588,100	$570,734	$28	$(5)	$60,294		$1,795	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.